Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes [Abstract]
INCOME TAXES
16.	INCOME TAXES
Domestic and foreign components of income before income taxes, equity in net income of affiliated companies, and net (income) loss attributable to noncontrolling interests were summarized as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Japan	¥9,097	¥9,445	¥12,553	$109,920
Foreign	(5,358)	(6,322)	(4,926)	(64,741)

Total	¥3,739	¥3,123	¥7,627	$45,179

Domestic and foreign components of income taxes expense consist of:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Current:
Japan	¥2,882	¥2,851	¥2,214	$34,824
Foreign	581	310	503	7,020

	¥3,463	¥3,161	¥2,717	$41,844

Deferred:
Japan	¥(1,398)	¥(1,726)	¥522	$(16,892)
Foreign	(73)	139	(26)	(882)

	¥(1,471)	¥(1,587)	¥496	$(17,774)

Total income taxes	¥1,992	¥1,574	¥3,213	$24,070

Income taxes in Japan applicable to the Companies, imposed by the national, prefectural and municipal governments, in the aggregate resulted in normal effective statutory tax rates of approximately 40.7% for the years ended March 31, 2011, 2010 and 2009. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

The Companies are subject to a number of different taxes based on income. The effective income tax rates differed from the normal statutory rates for the following reasons for the years ended March 31, 2011, 2010 and 2009:

	2011	2010	2009

Normal Japanese statutory rates	40.7%	40.7%	40.7%
Increase (decrease) in taxes resulting from:
Permanently non-deductible expenses	10.3	13.0	5.8
Change in valuation allowance	18.2	(7.9)	4.1
Undistributed earnings of associated companies	3.1	2.6	(2.1)
Differences in foreign subsidiaries’ tax rate	(4.4)	(5.4)	(3.4)
Tax exemption	(0.8)	(1.1)	(0.3)
Unrecognized tax benefits	3.1	6.5	(1.0)
Impairment losses on goodwill	(12.9)
Other — net	(4.0)	2.0	(1.7)

Effective tax rates	53.3%	50.4%	42.1%

The approximate effect of temporary differences and tax loss carryforwards that gave rise to deferred tax balances as of March 31, 2011 and 2010 were as follows:

					Thousands of
	Millions of Yen				U.S. Dollars
	2011		2010		2011
	Deferred	Deferred	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Sales returns	¥550		¥783		$6,646
Allowance for doubtful receivables	50		333		604
Accruals not currently deductible	333		298		4,024
Inventory valuation	1,816		1,583		21,943
Accrued bonuses	1,342		1,166		16,216
Impairment charges on marketable securities and investments	1,541		1,571		18,620
Advanced depreciation on property, plant and equipment		¥1,679		¥1,712		$20,288
Undistributed earnings of associated companies		1,846		1,852		22,305
Net unrealized gain on marketable securities and investments		2,904		3,762		35,089
Net realized gain on exchange of investments		1,920		2,187		23,200
Capitalized supplies	232		205		2,803
Enterprise taxes	190		173		2,296
Accrued vacation	763		832		9,219
Asset retirement obligation	268		238		3,238
Pension expense	1,484		1,351		17,931
Tangible fixed assets	1,624		1,442		19,623
Tax loss carryforwards	4,053		3,185		48,973
Intangible assets		2,233		2,726		26,982
Investment in subsidiaries	540	1,042	540	1,878	6,525	12,591
Other temporary differences	478	160	138	119	5,776	1,933

Total	15,264	11,784	13,838	14,236	184,437	142,388
Valuation allowance	(4,910)		(3,452)		(59,328)

Total	¥10,354	¥11,784	¥10,386	¥14,236	$125,109	$142,388

The valuation allowance increased by ¥1,458 million ($17,617 thousand) and ¥1,809 million for the years ended March 31, 2011 and 2010, respectively.
As a result of changing the Companies’ legal structure, the Companies reversed certain of valuation allowance for the year ended March 31, 2010. Accordingly, the Companies utilized ¥721 million of tax loss carryforwards, and recognized the tax benefits of ¥293 million for the year ended March 31, 2010.
As of March 31, 2011, certain subsidiaries had loss carryforwards which are available to offset future taxable income of such subsidiaries expiring as follows:

	Millions of	Thousands of
Year Carryforward Expires	Yen	U.S. Dollars

2012	¥181	$2,187
2013	730	8,821
2014	989	11,950
2015	564	6,815
2016	1,097	13,255
2017	2,736	33,059
2018	3,015	36,431
Thereafter	941	11,370

Total	¥10,253	$123,888

There was no portion of undistributed earnings of foreign subsidiaries and foreign corporate joint ventures which were deemed to be permanently invested as of March 31, 2011 and 2010.
A reconciliation of beginning and ending amount of unrecognized tax benefits was as follows:

				Thousands of
	Millions of Yen			U.S. Dollars
	2011	2010	2009	2011

Balance at beginning of year	¥321	¥106	¥420	$3,879
Additions based on tax positions related to the current year	58	232	20	701
Additions for tax positions of prior years		50
Reductions for tax positions of prior years	(191)	(41)		(2,308)
Settlements with tax authorities		(26)	(334)

Balance at end of year	¥188	¥321	¥106	$2,272

Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is ¥188 million ($2,272 thousand) and ¥321 million as of March 31, 2011 and 2010, respectively.
Based on each of the items of which the Company is aware as of March 31, 2011, no significant changes to the unrecognized tax benefits are expected within the next twelve months.
The Companies recognize interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Total amounts of interest and penalties recognized in the consolidated statements of income for the years ended March 31, 2011, 2010 and 2009 were not material.
The Companies file income tax returns in Japan and various foreign tax jurisdictions. In Japan the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2009 with few exceptions. For other countries, the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2006 with few exceptions. In the year ended March 31, 2009, the transfer pricing examination of certain domestic subsidiaries’ 2002 to 2007 fiscal year and certain the U.S. subsidiaries’ 2003 and 2004 fiscal year was completed.